Debt Facilities (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
The Company’s outstanding debt instruments as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Term loans payable	$40,833	$49,000
PPP small business loan	—	3,193
Total outstanding loans payable	40,833	52,193
Less current maturities, net of debt issuance	15,998	9,988
Less unamortized debt issuance costs, non-current portion	838	1,173
Total loans payable, net of unamortized debt issuance costs and current term loan payable	$23,997	$41,032

Schedule of maturities of long-term debt
Term loan payments by period as of December 31, 2021 are as follows:

Fiscal Year	(in thousands)
2022	$16,333
2023	16,333
2024	8,167
$40,833
As of December 31, 2021 future payments under financing obligations were as follows:

Fiscal Year	(in thousands)
2022	$1,250
2023	1,298
2024	1,132
2025	719
2026	312
Thereafter	58
Total future payments	4,769
Less amount representing interest	822
Total financing obligations	$3,947